Allowance for Probable Loan Losses (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loan loss allowances, financing receivable past due
Non-accrual loans, total	$ 71,768	$ 118,505	$ 108,030
Reduced interest income on non-accrual loans	2,549	4,114	3,750
Accruing loans contractually past due 90 days or more as to principal or interest payments	15,033	14,288	19,848
Commercial
Loan loss allowances, financing receivable past due
Non-accrual loans, total	31,929	26,819
Accruing loans contractually past due 90 days or more as to principal or interest payments	2,689	1,490
Commercial real estate: other construction and land development
Loan loss allowances, financing receivable past due
Non-accrual loans, total	26,410	54,336
Accruing loans contractually past due 90 days or more as to principal or interest payments	497	979
Commercial real estate: farmland and commercial
Loan loss allowances, financing receivable past due
Non-accrual loans, total	11,681	34,910
Accruing loans contractually past due 90 days or more as to principal or interest payments	929	1,231
Commercial real estate: multifamily
Loan loss allowances, financing receivable past due
Non-accrual loans, total	353	411
Residential: first lien
Loan loss allowances, financing receivable past due
Non-accrual loans, total	1,175	1,848
Accruing loans contractually past due 90 days or more as to principal or interest payments	9,657	9,382
Residential: junior lien
Loan loss allowances, financing receivable past due
Non-accrual loans, total	175	135
Accruing loans contractually past due 90 days or more as to principal or interest payments	115	320
Consumer
Loan loss allowances, financing receivable past due
Non-accrual loans, total	45	46
Accruing loans contractually past due 90 days or more as to principal or interest payments	882	866
Foreign
Loan loss allowances, financing receivable past due
Accruing loans contractually past due 90 days or more as to principal or interest payments	$ 264	$ 20